Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	$ 12,402	$ 8,691	$ 6,899
Finance income and expense	1,334	1,284	1,282
Share of after tax losses in associates and joint ventures	7	28	12
Depreciation, amortisation and impairment	5,733	6,688	5,387
Increase in trade and other receivables	(1,728)	(1,624)	(1,425)
Increase in inventories	(755)	(131)	(669)
Increase in trade and other payables and provisions	1,346	862	2,394
Gains on disposal of intangible assets	(168)	(64)	(251)
Fair value movements on contingent consideration arising from business combinations	(97)	311	549
Non-cash and other movements	662	(121)	(386)
Cash generated from operations	18,736	15,924	13,792
Interest paid	(1,316)	(1,313)	(1,081)
Tax paid	(2,845)	(2,750)	(2,366)
Net cash inflow from operating activities	14,575	11,861	10,345
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(66)	(2,771)	(189)
Payments upon vesting of employee share awards attributable to business combinations		(3)	(84)
Payment of contingent consideration from business combinations	(1,164)	(1,008)	(826)
Purchase of property, plant and equipment	(2,810)	(1,924)	(1,361)
Disposal of property, plant and equipment	13	55	132
Purchase of intangible assets	(3,095)	(2,662)	(2,417)
Disposal of intangible assets	136	123	291
Movement in profit-participation liability			190
Purchase of non-current asset investments	(229)	(96)	(136)
Disposal of non-current asset investments		78	32
Movement in short-term investments, fixed deposits and other investing instruments	131	30	97
Payments to associates and joint ventures	(10)	(158)	(80)
Disposal of investments in associates and joint ventures		13
Interest received	286	343	287
Net cash outflow from investing activities	(6,808)	(7,980)	(4,064)
Net cash inflow before financing activities	7,767	3,881	6,281
Cash flows from financing activities
Proceeds from issue of share capital	40	38	33
Own shares purchased by Employee Benefit Trusts	(521)	(81)
Payments to acquire non-controlling interests	(183)
Issue of loans and borrowings	15	6,492	3,816
Repayment of loans and borrowings	(2,029)	(4,652)	(4,942)
Dividends paid	(4,971)	(4,629)	(4,481)
Hedge contracts relating to dividend payments	113	16	(19)
Repayment of obligations under leases	(372)	(316)	(268)
Movement in short-term borrowings	364	(31)	161
Payment of Acerta Pharma share purchase liability		(833)	(867)
Net cash outflow from financing activities	(7,544)	(3,996)	(6,567)
Net increase/(decrease) in Cash and cash equivalents in the period	223	(115)	(286)
Cash and cash equivalents at the beginning of the period	5,429	5,637	5,983
Exchange rate effects	46	(93)	(60)
Cash and cash equivalents at the end of the period	$ 5,698	$ 5,429	$ 5,637